RELATED PARTY TRANSACTIONS (Details Narrative) - Globis Acquisition Corp [Member] - USD ($)						1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Dec. 15, 2020	Dec. 07, 2020	Dec. 07, 2020	Dec. 02, 2020	Sep. 01, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021	Oct. 31, 2021	Oct. 13, 2021	Jul. 19, 2021	Jan. 11, 2021
Equity Method Investment, Ownership Percentage	80.00%
Prepaid Expense, Current							$ 150,653	$ 283,333	$ 150,653
Proceeds from Related Party Debt								50,000	700,000
Repayments of Related Party Debt								50,000
Debt Instrument, Face Amount							1,000,000	$ 100,000	1,000,000				$ 2,000,000
Subsequent Event [Member]
Debt Instrument, Face Amount												$ 3,000,000
Maximum [Member]
Debt Instrument, Face Amount													$ 2,000,000
Maximum [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount											$ 3,000,000	$ 3,000,000
Private Warrants [Member]
Debt Instrument, Convertible, Conversion Price								$ 0.75
Administrative Support Agreement [Member]
Prepaid Expense, Current							5,000		5,000	$ 5,000
Professional Fees							$ 30,000		90,000
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	1,500,000
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited		397,500	397,500
Equity Method Investment, Ownership Percentage		21.00%	21.00%
Sponsors [Member]
Stock Issued During Period, Shares, New Issues		3,047,500	3,047,500
Sponsor [Member]
Proceeds from Related Party Debt				$ 50,000
Lender [Member]
Line of Credit Facility, Maximum Borrowing Capacity														$ 1,000,000
Repayments of Related Party Debt									$ 700,000
Globis SPAC LLC [Member]
Stock Issued During Period, Shares, New Issues					2,875,000
Stock Issued During Period, Value, New Issues					$ 25,000
Globis SPAC LLC [Member] | Administrative Support Agreement [Member]
Payments for Rent	$ 10,000
Up and Up Capital, LLC [Member]
Stock Issued During Period, Shares, New Issues		172,500	172,500
Stock Issued During Period, Value, New Issues		$ 1,500	$ 1,500